Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Schedule of cost or amortized cost, gross unrealized gains and losses, fair value and OTTI of fixed maturity and equity securities

	December 31, 2012
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$540	$257	$0	$797	$0
States, municipalities and political subdivisions	26,527	3,654	0	30,181	0
Foreign governments	255	148	0	403	0
Commercial mortgage-backed	1,343	111	0	1,454	0
Residential mortgage-backed	7,888	923	(1)	8,810	127
Corporate	70,176	10,332	(39)	80,469	41
Total fixed maturity securities	$106,729	$15,425	$(40)	$122,114	$168
Equity securities:
Non-redeemable preferred stocks	$6,144	$869	$(105)	$6,908	$0

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI
Fixed maturity securities:
United States Government and government agencies and authorities	$509	$238	$0	$747	$0
States, municipalities and political subdivisions	26,993	3,461	0	30,454	0
Foreign governments	755	123	0	878	0
Asset-backed	90	2	0	92	0
Commercial mortgage-backed	1,951	95	0	2,046	0
Residential mortgage-backed	8,418	788	0	9,206	115
Corporate	71,841	7,623	(190)	79,274	27
Total fixed maturity securities	$110,557	$12,330	$(190)	$122,697	$142
Equity securities:
Non-redeemable preferred stocks	$6,041	$459	$(434)	$6,066	$0

Schedule of cost or amortized cost and fair value of fixed maturity securities by contractual maturity

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2012 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$5,501	$5,618
Due after one year through five years	18,355	20,063
Due after five years through ten years	25,905	29,568
Due after ten years	47,737	56,601
Total	97,498	111,850
Commercial mortgage-backed	1,343	1,454
Residential mortgage-backed	7,888	8,810
Total	$106,729	$122,114

Schedule of major categories of net investment income

	Years Ended December 31,
	2012	2011	2010
Fixed maturity securities	$5,735	$6,354	$5,868
Equity securities	412	512	543
Commercial mortgage loans on real estate	1,604	1,545	1,585
Policy loans	13	3	17
Short-term investments	0	2	10
Other investments	42	65	101
Cash and cash equivalents	0	1	2
Total investment income	7,806	8,482	8,126
Investment expenses	(245)	(233)	(235)
Net investment income	$7,561	$8,249	$7,891

Summary of proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses
	For the Years Ended December 31,
	2012	2011	2010
Proceeds from sales	$8,748	$36,092	$9,254
Gross realized gains	471	1,387	250
Gross realized losses	77	1,057	42

Schedule of net realized gains (losses), including other-than-temporary impairments

	Years Ended December 31,
	2012	2011	2010
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$309	$466	$196
Equity securities	62	(136)	12
Commercial mortgage loans on real estate	0	(10)	(147)
Total net realized gains related to sales and other	371	320	61
Net realized losses related to other-than-temporary impairments:
Fixed maturity securities	0	(21)	(98)
Equity securities	(6)	0	(7)
Total net realized losses related to other-than-temporary impairments	(6)	(21)	(105)
Total net realized gains (losses)	$365	$299	$(44)

Schedule of credit loss impairments on fixed maturity securities for which a portion of the OTTI loss was recognized in AOCI

	Years Ended December 31,
	2012	2011	2010
Balance, beginning of year	$1,573	$1,639	$1,827
Additions for credit loss impairments recognized in the current period on securities not previously impaired	0	20	0
Additions for credit loss impairments recognized in the current period on securities previously impaired	0	1	0
Reductions for securities which the amount previously recognized in other comprehensive income was recognized in earnings because the entity intends to sell the security	0	0	(9)
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	(6)	(6)	(5)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid or were sold during the period	(71)	(81)	(174)
Balance, end of year	$1,496	$1,573	$1,639

Schedule of gross unrealized losses on fixed maturity securities and equity securities

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2012 and 2011 were as follows:

	December 31, 2012
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Residential mortgage-backed	$547	$(1)	$0	$0	$547	$(1)
Corporate	4,726	(37)	554	(2)	5,280	(39)
Total fixed maturity securities	$5,273	$(38)	$554	$(2)	$5,827	$(40)
Equity securities:
Non-redeemable preferred stocks	$394	$(3)	$472	$(102)	$866	$(105)
	December 31, 2011
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
Corporate	$2,909	$(62)	$419	$(128)	$3,328	$(190)
Equity securities:
Non-redeemable preferred stocks	$841	$(89)	$1,083	$(345)	$1,924	$(434)

Schedule of available-for-sale fixed maturity securities in an unrealized loss position

The cost or amortized cost and fair value of available-for-sale fixed maturity securities in an unrealized loss position at December 31, 2012, by contractual maturity, is shown below.

	Cost or Amortized Cost	Fair Value
Due after one year through five years	$2,162	$2,145
Due after five years through ten years	2,601	2,581
Due after ten years	556	554
Total	5,319	5,280
Residential mortgage-backed	548	547
Total	$5,867	$5,827

Summary of loan-to-value and average debt-service coverage ratios

The following summarizes our loan-to-value and average debt-service coverage ratios as of the dates indicated:

	December 31, 2012
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$20,657	74.6%	2.11
71 - 80%	1,284	4.6%	1.52
81 - 95%	5,766	20.8%	1.09
Gross commercial mortgage loans	27,707	100.0%	1.87
Less valuation allowance	(512)
Net commercial mortgage loans	$27,195
	December 31, 2011
	Carrying Value	% of Gross Mortgage Loans	Debt- Service Coverage ratio
Loan-to-Value
70% and less	$16,706	62.4%	2.09
71 - 80%	3,133	11.7%	1.37
81 - 95%	5,692	21.2%	1.27
Greater than 95%	1,256	4.7%	0.80
Gross commercial mortgage loans	26,787	100.0%	1.77
Less valuation allowance	(512)
Net commercial mortgage loans	$26,275